Current expected credit losses	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Current expected credit losses	Current expected credit losses
The CECL model applies to our external trade receivables and related party receivables. Our external customers are international oil companies, national oil companies and large independent oil companies. The following table summarizes the movement in the allowance for credit losses for the year ended December 31, 2022 (Successor).

(In $ millions)	Allowance for credit losses - other current assets	Allowance for credit losses - related party ST	Allowance for credit losses related party LT	Total Allowance for credit losses
January 1, 2021 (Predecessor)	3	148	2	153
Credit loss expense/(credit)	—	36	(2)	34
Write-off(1)/(2)	(3)	(183)	—	(186)
December 31, 2021 (Predecessor)	—	1	—	1
Credit loss expense	—	1	—	1
February 22, 2022 (Predecessor)	—	2	—	2
February 23, 2022 (Successor)	—	2	—	2
Credit loss credit	—	(1)	—	(1)
December 31, 2022 (Successor)	—	1	—	1
(1) In April 2021 we signed a settlement agreement with Aquadrill (formerly Seadrill Partners) which waived all claims on pre-petition positions held and resulted in a write-off of $54 million of trading receivables.
(2) Following the cancellation of the Wintershall contract, a settlement agreement was reached with Northern Ocean to extinguish all outstanding claims. The agreement became effective in December 2021 resulting in the write-off of $129 million of trading receivables and $3 million of reimbursement receivables.
The below table shows the classification of the credit loss expense within the Consolidated Statements of Operations.

	Successor	Predecessor
(In $ millions)	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Management contract expenses	(1)	1	(36)	(142)
Other financial items	—	—	2	(2)
Total	(1)	1	(34)	(144)
Changes in expected credit loss allowance for external and related party trade receivables are included in operating expenses, while changes in the allowances for related party loan receivables are included in other financial items. There was no change in allowances for external or related party trade receivables. The expected credit loss allowance on related party balances as at December 31, 2022 (Successor) was $1 million (December 31, 2021 (Predecessor): $1 million).